Taxes - Schedule of Deferred Tax Assets (Liabilities) (Details)	Jun. 30, 2026 HKD ($)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 HKD ($)
Deferred tax assets:
Tax loss	$ 904,563	$ 115,349	$ 1,173,027
Allowance for expected credit losses	133,424	17,014	72,592
Total deferred tax assets	1,037,987	132,363	1,245,619
Valuation allowance	(904,563)	(115,349)	(1,173,027)
Deferred tax assets, net of valuation allowance	133,424	17,014	72,592
Deferred tax liabilities:
Depreciation	(1,523,388)	(194,260)	(2,014,423)
Total deferred tax liabilities	$ (1,523,388)	$ (194,260)	$ (2,014,423)